FINANCE RECEIVABLES - Past Due Finance Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 240.0	$ 349.8
Total past due	2.8	3.5
Total finance receivables	242.8	353.3
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.6	1.3
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.8	0.0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1.4	2.2
Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	224.2	329.6
Total past due	2.2	1.8
Total finance receivables	226.4	331.4
Non-accrual status	7.4	4.8
Commercial Portfolio Segment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.6	0.8
Commercial Portfolio Segment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.2	0.0
Commercial Portfolio Segment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1.4	1.0
Sales-type Leases Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	15.8	20.2
Total past due	0.6	1.7
Total finance receivables	16.4	21.9
Non-accrual status	0.0	1.3
Sales-type Leases Portfolio Segment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.0	0.5
Sales-type Leases Portfolio Segment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0.6	0.0
Sales-type Leases Portfolio Segment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 0.0	$ 1.2